PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension - Components of pension benefit cost (Details) - The company - Unfunded Pension	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Discount rate	7.00%	6.75%	7.25%
Rate of compensation increases	8.00%	8.00%	8.00%
Minimum
Disclosure of defined benefit plans [line items]
Discount rate	7.00%	6.75%	7.00%
Rate of compensation increases	6.00%	6.10%	6.10%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate			7.25%
Rate of compensation increases	8.00%	8.00%	8.00%